Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

September 22, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Northern Institutional Funds – Reorganization involving Government Assets Portfolio

(File No. 811-03605)

Ladies and Gentlemen:

On behalf of Northern Institutional Funds (the “Trust”), transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Trust’s Registration Statement on Form N-14 (the “Registration Statement”).

This filing is made in connection with the reorganization (the “Reorganization”) of the U.S. Government Portfolio (the “Acquiring Portfolio”) with the Government Assets Portfolio (the “Acquired Portfolio”).

As described more fully in the enclosed Registration Statement, the Board of Trustees of the Trust approved a Plan of Reorganization (the “Plan”) at a meeting held on May 17, 2017. Pursuant to the Plan, all of the assets of the Acquired Portfolio will be transferred to the Acquiring Portfolio, in exchange for shares of the Shares Class (“Shares”) of the Acquiring Portfolio and the Acquiring Portfolio’s assumption of all of the liabilities of the Acquired Portfolio. The Shares of the Acquiring Portfolio then will be distributed to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective on October 22, 2017.

Securities and Exchange Commission

September 22, 2017

The Trust intends to send the Information Statement/Prospectus and related materials on or about October 25, 2017. The reorganization is scheduled to take effect on or about November 28, 2017.

The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Please call me with questions or comments concerning this filing at (215) 988-1146.

Sincerely,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Jose Del Real, Esq.

Kevin O’Rourke